Contingent liabilities and contingent assets (Tables)	6 Months Ended
Dec. 31, 2019
Contingent liabilities and contingent assets
Schedule of potential amount payable by type of condition and category of player

	First team
	squad	Other	Total
Type of condition	£’000	£’000	£’000
MUFC appearances/team success/new contract	20,066	9,890	29,956
International appearances	11,102	—	11,102
Other	18,535	618	19,153
	49,703	10,508	60,211